SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share Capital of the Company
The share capital of the Company as at December 31, 2022 and December 31, 2021 comprises the following:

	December 31, 2022		December 31, 2021
	Number of shares	Value	Number of shares	Value
Issued
Class A exchangeable shares	9,594,989	$422	10,877,989	$535
Class B shares	24,000	1	24,000	1
Class C shares	40,934,623	1,467	23,544,548	963

Movement of Shares Issued and Outstanding
The movement of shares issued and outstanding is as follows:
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AS AT AND FOR THE YEAR ENDED DEC.31, 2022	Class A exchangeable shares	Class B shares	Class C shares
Outstanding, beginning of year	10,877,989	24,000	23,544,548
Issued (Repurchased)
Issuances	—	—	17,390,075
Repurchases	(1,283,000)	—	—
Outstanding, end of year	9,594,989	24,000	40,934,623

AS AT AND FOR THE YEAR ENDED DEC.31, 2021	Class A exchangeable shares	Class B shares	Class C shares
Outstanding, beginning of year	—	—	—
Issued (Repurchased)
Issuances	10,877,989	24,000	23,544,548
Repurchases	—	—	—
Outstanding, end of year	10,877,989	24,000	23,544,548